List of consolidated entities - Summary Of Consolidated Entities (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Subsidiaries [member] | Sportradar AG, Switzerland [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary	99.99%	99.99%
Subsidiaries [member] | DataCentric Corporation, Philippines [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Subsidiaries [member] | Sport Data AG, Switzerland [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Subsidiaries [member] | Sportradar AB, Sweden [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Subsidiaries [member] | Sportradar Americas Inc, USA [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Subsidiaries [member] | Sportradar Solutions LLC, USA [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Subsidiaries [member] | Sportradar US LLC, USA [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary	93.00%	93.00%
Subsidiaries [member] | MOCAP Analytics Inc., USA [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Subsidiaries [member] | Sportradar AS, Norway [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Subsidiaries [member] | Sportradar Australia Pty Ltd, Australia [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Subsidiaries [member] | Sportradar Germany GmbH, Germany [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Subsidiaries [member] | Sportradar GmbH, Germany [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Subsidiaries [member] | Sportradar GmbH, Austria [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Subsidiaries [member] | Sportradar informaticijske tehnologije d.o.o., Slovenia [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Subsidiaries [member] | Sportradar Latam S.A., Uruguay [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Subsidiaries [member] | Sportradar Malta Limited, Malta [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Subsidiaries [member] | Sportradar Managed Trading Services Limited, Gibraltar [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Subsidiaries [member] | Sportradar O, Estonia [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Subsidiaries [member] | Sportradar Polska sp. z o.o., Poland [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Subsidiaries [member] | Sportradar Singapore Pte.Ltd, Singapore [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Subsidiaries [member] | Sportradar UK Ltd, UK [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Subsidiaries [member] | Sportradar Virtual Gaming GmbH, Germany [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Subsidiaries [member] | Sportradar SA (PTY) LTD, South Africa [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Subsidiaries [member] | Sportradar Media Services GmbH, Austria [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Subsidiaries [member] | Optima Information services S.L.U., Spain [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Subsidiaries [member] | Optima Research Development S.L.U., Spain [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Subsidiaries [member] | Optima BEG d.o.o., Serbia [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Subsidiaries [member] | Optima Gaming U.S.Ltd, USA [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Subsidiaries [member] | Optima Gaming Operations U.S.Ltd, USA [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Subsidiaries [member] | Sportradar Data Technologies India LLP, India [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Subsidiaries [member] | Interact Sport Pty, Australia [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries [member] | Interact Sport Pty, UK [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries [member] | Atrium Sports, Inc. , USA [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries [member] | Atrium Sports Ltd , UK [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries [member] | Atrium Sports Pty Ltd , Australia [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries [member] | Synergy Sports Technology LLC , USA [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries [member] | Keemotion Group Inc., USA [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries [member] | Synergy Sports, SRL, Belgium [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries [member] | Keemotion LLC, USA [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries [member] | Synergy Sports Lab, Switzerland [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries [member] | Sportradar Slovakia s.r.o. [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries [member] | Sportradar Capital Sarl SPA, Luxembourg [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Subsidiaries [member] | Sportradar Jersey Holding Ltd, UK [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Subsidiaries [member] | Sportradar Management Ltd, UK [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Subsidiaries [member] | Fresh Eight Ltd., UK [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries [member] | Slam InvestCo S. r.l., Luxembourg [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiaries [member] | Sportradar Holding AG, Switzerland [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary	100.00%
Associates [member] | Nsoft d.o.o, Bosnia and Herzegovina [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in associate	40.00%	40.00%
Associates [member] | Bayes Esports Solutions GmbH, Germany [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in associate	42.58%	42.58%
Associates [member] | SportTech AG, Switzerland [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in associate	49.00%